Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Earnings from Discontinued Operations

Earnings from discontinued operations are summarized as follows:

	Year ended December 31,
	2017	2016
Revenues	-	704
Expenses	(6)	(554)
(Loss) earnings from discontinued operations before income tax	(6)	150
Tax benefit (expense) on (loss) earnings from discontinued operations	2	(52)
(Loss) earnings from discontinued operations after income tax	(4)	98
Gain on sale of discontinued operations before income tax	1	2,190
Tax expense on gain on sale of discontinued operations	-	(195)
(Loss) earnings from discontinued operations, net of tax	(3)	2,093

Discontinued operations [member]
Schedule of Consideration Received and Net Assets Disposed on Sale of Intellectual Property & Science Business

The consideration received and the net assets disposed as a result of the sale of the IP & Science business were as follows:

Year ended December 31,
2016
Consideration received - cash and cash equivalents(1)	3,436

Trade and other receivables	(230)
Prepaid expenses and other current assets	(30)
Computer hardware and other property, net	(24)
Computer software, net	(123)
Other identifiable intangible assets, net	(180)
Goodwill	(1,053)
Deferred tax	(4)
Other assets	(7)
Total assets	(1,651)
Payables, accruals and provisions	114
Deferred revenue	283
Provisions and other non-current liabilities	31
Deferred tax	38
Total liabilities	466
Net assets disposed	(1,185)
Cumulative foreign currency translation adjustments(2)	19
Disposal costs	(80)
Gain on sale before income tax	2,190

(1) Consideration received is net of working capital adjustments.

(2) Relates to amounts previously recognized within accumulated other comprehensive loss.